Document and Entity Information	Apr. 08, 2024
Document Information [Line Items]
Entity Registrant Name	Prelude Therapeutics Incorporated
Amendment Flag	true
Amendment Description	Explanatory NoteOn April 10, 2024, Prelude Therapeutics Incorporated (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to, among other things, report under Item 5.02 thereof the appointment of Bryant D. Lim as Interim Chief Financial Officer of the Company.This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Original Report to add the information required by Item 5.02(c)(3) of Form 8-K, which was unavailable at the time the Original Report was filed. No other amendments to the Original Report are being made by this Amendment No. 1.
Entity Central Index Key	0001678660
Document Type	8-K/A
Document Period End Date	Apr. 08, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39527
Entity Tax Identification Number	81-1384762
Entity Address, Address Line One	175 Innovation Boulevard
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302)
Local Phone Number	467-1280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PRLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false